Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents
Schedule of Cash and Cash Equivalents

	As of December 31,
(in thousands of euros)	2019	2020	2021
Other cash equivalents(1)	14,004	12,001	42,900
Cash at bank and at hand	21,837	93,686	43,653
Cash and cash equivalents	35,840	105,687	86,553

(1)Other cash equivalents correspond to short-term bank deposits at Société Générale and Crédit Agricole.